Income tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
Gross amount	$ 349,539	$ 266,871
Tax effect	45,324	34,735
Deductible temporary differences
Current income tax expense
Gross amount	4,652	3,385
Tax effect	710	511
Net operating loss carryforward
Current income tax expense
Gross amount	344,887	263,486
Tax effect	$ 44,614	$ 34,224